Summary of Significant Accounting Policies (Details Narrative)		12 Months Ended
	Nov. 05, 2021 USD ($)	Dec. 31, 2024 USD ($) a shares	Dec. 31, 2023 USD ($) shares
Property, Plant and Equipment [Line Items]
Payments to Acquire Mining Assets	$ 100,000	$ 106,000
Area of Land | a		14,260
Convertible debt agreements shares | shares		63,236	126,324
Revenue		$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		7 years